Summary of Other Intangibles (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	$ 2,303
Amortization charge for the year	672	$ 599
Balance at end of year	2,771	2,303
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	7,828	7,183
Additions	1,293	730
Disposals	(3)
Fully amortized intangibles	(619)	(512)
Foreign currency translation adjustments and other	(42)	427
Balance at end of year	8,457	7,828
Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	5,525	5,060
Disposals		(1)
Fully amortized intangibles	(619)	(515)
Impairment losses (reversals)		(1)
Amortization charge for the year	672	599
Foreign currency translation adjustments and other	108	383
Balance at end of year	5,686	5,525
Core deposit intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	2
Balance at end of year		2
Core deposit intangibles [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	2,664	2,420
Foreign currency translation adjustments and other	48	244
Balance at end of year	2,712	2,664
Core deposit intangibles [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	2,662	2,408
Amortization charge for the year	2	10
Foreign currency translation adjustments and other	48	244
Balance at end of year	2,712	2,662
Credit card related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	77
Balance at end of year	65	77
Credit card related intangibles [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	848	834
Foreign currency translation adjustments and other	2	14
Balance at end of year	850	848
Credit card related intangibles [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	771	740
Amortization charge for the year	11	17
Foreign currency translation adjustments and other	3	14
Balance at end of year	785	771
Internally generated software [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	1,662
Balance at end of year	1,976	1,662
Internally generated software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	2,918	2,625
Additions	846	651
Disposals	(1)
Fully amortized intangibles	(582)	(448)
Foreign currency translation adjustments and other	(78)	90
Balance at end of year	3,103	2,918
Internally generated software [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	1,256	1,207
Disposals		(1)
Fully amortized intangibles	(582)	(446)
Amortization charge for the year	443	443
Foreign currency translation adjustments and other	10	53
Balance at end of year	1,127	1,256
Other software [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	80
Balance at end of year	73	80
Other software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	233	245
Additions	52	62
Disposals	(2)
Fully amortized intangibles	(37)	(72)
Foreign currency translation adjustments and other	(10)	(2)
Balance at end of year	236	233
Other software [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	153	165
Fully amortized intangibles	(37)	(72)
Impairment losses (reversals)		(1)
Amortization charge for the year	36	50
Foreign currency translation adjustments and other	11	11
Balance at end of year	163	153
Other intangible [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	482
Balance at end of year	657	482
Other intangible [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	1,165	1,059
Additions	395	17
Fully amortized intangibles		8
Foreign currency translation adjustments and other	(4)	81
Balance at end of year	1,556	1,165
Other intangible [member] | Accumulated depreciation and impairment/losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	683	540
Fully amortized intangibles		3
Amortization charge for the year	180	79
Foreign currency translation adjustments and other	36	61
Balance at end of year	$ 899	$ 683